Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rates	2.20%	1.90%	1.80%
Expected terms (in years)	5 years 4 months 24 days	5 years 2 months 12 days	5 years 2 months 12 days
Expected common share price volatilities	47.40%	43.70%	44.50%
Expected dividends	0.00%	0.00%	6.80%
Expected forfeitures	5.90%	5.30%	4.00%